CAPITAL AND FINANCIAL RISK MANAGEMENT - Gold and silver price risk management (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Gold and silver price risk
Capital and financial risk management
Derivatives to hedge metal sales	$ 0	$ 0